NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2020
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5.           NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

New accounting standards, amendments and interpretations not yet adopted

The following standards, amendments and interpretations have been issued but are not yet effective:

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The IASB issued an amendment to IAS 16, Property, Plant and Equipment to prohibit the deducting from mineral properties, plant and equipment amounts received from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. The amendment will require sales proceeds and related costs to be recognized in the statement of earnings (loss). The amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. This amendment is not expected to have a material impact on the Company.

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The IASB issued "Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)" with amendments that address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual reporting periods beginning on or after January 1, 2021. This amendment is not expected to have a material impact on the Company.

There are no other IFRS standards or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have any impact on the Company.

Accounting policy changes not yet adopted

Effective January 1, 2021, the Company will adopt a voluntary change in its accounting policy for exploration and evaluation expenditures. The Company will recognize these costs as exploration and evaluation expenses in the statement of earnings (loss) in the period incurred until management concludes the technical feasibility and commercial viability of a mineral deposit. Costs that represent the acquisition of rights to explore a mineral deposit will continue to be capitalized. Prior to January 1, 2021, all exploration and evaluation expenditures were capitalized as exploration and evaluation assets.

Management believes this change in accounting policy will result in a preferable policy that is better aligned with IFRS, with respect to what constitutes an asset and more consistent with its peer group.

The Company will adopt the change in accounting policy retrospectively and restate balances for comparative periods. The Company will reclassify all post acquisition exploration and evaluation expenditures that have been capitalized to mineral properties, plant and equipment prior to the demonstration of technical feasibility and commercial viability. Initial acquisition costs of the Brucejack Mine and the Snowfield Property (“Snowfield”) are unaffected by the change in policy. The change in policy will materially affect the opening deficit and accumulated other comprehensive loss as of January 1, 2019, mineral properties, exploration and evaluation assets, depreciation and depletion included in inventories, cost of sales, loss on sale of exploration and evaluation asset and deferred income taxes. The Company is still in the process of quantifying the impact of the change in accounting policy for each of the periods affected.